Supplemental Information - Supplemental Information of Cash Flow (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income	$ 708	$ 828	$ 876
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	731	690	677
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	409	413	362
Loss from disposal of assets	8	25	22
Undistributed income (loss) of unconsolidated subsidiaries	3	(44)	11
Other non cash items	254	196	398
Changes in operating assets and liabilities:
Provisions	121	107	79
Deferred income taxes	(39)	(59)	(10)
Trade and financing receivables related to sales, net	(810)	(658)	(1,145)
Inventories, net	(172)	(1,205)	(103)
Trade payables	(862)	963	(168)
Other assets and liabilities	330	266	(157)
Net cash provided by operating activities	681	1,522	842
Investing activities:
Additions to retail receivables	(6,467)	(7,511)	(7,048)
Collections of retail receivables	6,506	6,043	6,175
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	25	7	97
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	577	466	412
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(1,022)	(1,227)	(1,048)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,814)	(1,439)	(1,186)
Other	236	(127)	1
Net cash used by investing activities	(1,959)	(3,788)	(2,597)
Financing activities:
Proceeds from long-term debt	17,377	12,464	11,364
Payments of long-term debt	(15,323)	(9,988)	(9,505)
Net increase (decrease) in other financial liabilities	(325)	514	(657)
Dividends paid	(382)	(368)	(616)
Other	18	(6)	13
Net cash provided by financing activities	1,365	2,616	599
Effect of foreign exchange rate changes on cash and cash equivalents	(491)	18
Increase (decrease) in cash and cash equivalents	(404)	368	(1,156)
Cash and cash equivalents, beginning of year	5,567	5,199	6,355
Cash and cash equivalents, end of year	5,163	5,567	5,199
Industrial Activities [Member]
Operating activities:
Net income	708	828	876
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	725	686	673
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	257	286	229
Loss from disposal of assets	(1)	25	25
Undistributed income (loss) of unconsolidated subsidiaries	(181)	(108)	(151)
Other non cash items	101	72	180
Changes in operating assets and liabilities:
Provisions	110	104	72
Deferred income taxes	(110)	(62)	(22)
Trade and financing receivables related to sales, net	285	306	85
Inventories, net	(187)	(1,225)	(103)
Trade payables	(790)	903	(255)
Other assets and liabilities	(104)	395	(29)
Net cash provided by operating activities	813	2,210	1,580
Investing activities:
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	25	7	99
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	319	194	181
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(1,005)	(1,220)	(1,042)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(797)	(805)	(709)
Other	498	525	(2,334)
Net cash used by investing activities	(960)	(1,299)	(3,805)
Financing activities:
Proceeds from long-term debt	3,356	1,339	1,879
Payments of long-term debt	(2,145)	(2,049)	(660)
Net increase (decrease) in other financial liabilities	(198)	265	10
Dividends paid	(382)	(368)	(616)
Other	18	(6)	13
Net cash provided by financing activities	649	(819)	626
Effect of foreign exchange rate changes on cash and cash equivalents	(390)	28	7
Increase (decrease) in cash and cash equivalents	112	120	(1,592)
Cash and cash equivalents, beginning of year	4,010	3,890	5,482
Cash and cash equivalents, end of year	4,122	4,010	3,890
Financial services [Member]
Operating activities:
Net income	364	342	235
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	6	4	4
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	152	127	133
Loss from disposal of assets	9		(3)
Undistributed income (loss) of unconsolidated subsidiaries	(20)	(8)	(6)
Other non cash items	153	124	218
Changes in operating assets and liabilities:
Provisions	11	3	7
Deferred income taxes	71	3	12
Trade and financing receivables related to sales, net	(1,101)	(943)	(1,149)
Inventories, net	15	20
Trade payables	(66)	39	6
Other assets and liabilities	434	(129)	(128)
Net cash provided by operating activities	28	(418)	(671)
Investing activities:
Additions to retail receivables	(6,467)	(7,511)	(7,048)
Collections of retail receivables	6,506	6,043	6,175
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments			32
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	258	272	231
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(17)	(7)	(6)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,017)	(634)	(477)
Other	(275)	(663)	2,076
Net cash used by investing activities	(1,012)	(2,500)	983
Financing activities:
Proceeds from long-term debt	14,021	11,125	9,485
Payments of long-term debt	(13,178)	(7,939)	(8,845)
Net increase (decrease) in other financial liabilities	(127)	249	(667)
Dividends paid	(160)	(270)	(67)
Other	13	11	225
Net cash provided by financing activities	569	3,176	131
Effect of foreign exchange rate changes on cash and cash equivalents	(101)	(10)	(7)
Increase (decrease) in cash and cash equivalents	(516)	248	436
Cash and cash equivalents, beginning of year	1,557	1,309	873
Cash and cash equivalents, end of year	$ 1,041	$ 1,557	$ 1,309